Consolidated statement of changes in equity (Parenthetical) £ in Millions, $ in Billions		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 09, 2018 GBP (£)	Jun. 30, 2019 GBP (£)	Mar. 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£)	Nov. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)
AT1 capital notes issued | $						$ 1.5
AT1 capital notes issued					£ 1,000
Notional amount				£ 179
Original issue price of non-cumulative preference shares				2,218
Derecognition of investments				27
RFS Holdings
Gains on disposals of investments		£ 1,102
Income tax relating to completion of Alawwal bank merger		65
UBI DAC
Capital repayment		67
Foreign exchange reserve | RFS Holdings
Gains on disposals of investments		1,102
Paid-in equity
AT1 capital notes issued | $						$ 2.0
Nat West Bank
Funding contribution to retirement benefit schemes	£ 2,000
NWM Plc
Funding contribution to retirement benefit schemes			£ 53
Realised loss from sale of equity holding, after tax				337
Alawwal bank merger
Gains on disposals of investments		290
Income tax relating to completion of Alawwal bank merger		48
Derecognition of investments		£ 2,661
VISA
Gain on conversion of preference shares				£ 125